Net loss per share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2020, 2021 and 2022, respectively, as follows:

	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to Boqii Holding Limited	(179,024)	(194,444)	(128,390)
Accretion on the Preferred Shares to redemption value (Note 20)	(204,796)	120,873	—
Accretion on the Redeemable non-controlling interests to redemption value (Note 21)	—	(138)	(575)
Deemed dividend to preferred shareholders	(1,142)	(12,547)	—

Net loss attributable to ordinary shareholders	(384,962)	(86,256)	(128,965)

Denominator:
Weighted average number of ordinary shares used in computing net loss per share, Basic and diluted (Note (a))	22,238,454	66,953,610	68,006,172

Net loss per share attributable to ordinary shareholders:
Basic and diluted	(17.31)	(1.29)	(1.90)

Schedule of Antidilutive Securities Excluded From Computation Of Earnings Per Share
The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended March 31, 2020	Year Ended March 31, 2021	Year Ended March 31, 2022
	RMB	RMB	RMB
Preferred Shares - weighted average	26,072,893	—	—
Share options - weighted average	—	2,585,103	719,437